OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
OTHER PAYABLES
NOTE 12:-	OTHER PAYABLES

	Year ended December 31,
	2019	2020

Employees and payroll accruals	1,723	1,910
Liability in respect of purchase of shares (see Note 16c)	3,167	667
Related parties	214	225
Deferred Revenues	249	462
Other	384	260

	5,737	3,524